Other revenues	12 Months Ended
Dec. 31, 2019
Other revenues
8 Other revenues
in	2019		2018	2017
Other revenues (CHF million)
Loans held-for-sale	(14)		(4)	3
Long-lived assets held-for-sale	252		39	(18)
Equity method investments	230		221	229
Other investments	1,142	[1]	335	81
Other	1,183		906	1,006
Other revenues	2,793		1,497	1,301
1 Includes SIX Group AG equity investment revaluation gain. Refer to "Note 17 – Other investments” for further information.